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                                  STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

                                  September 21, 2005


SUPPLEMENT DATED SEPTEMBER 21, 2005 TO THE STATEMENT OF ADDITIONAL INFORMATION OF MORGAN STANLEY INSTITUTIONAL FUND, INC. DATED APRIL 29, 2005


MORGAN STANLEY INSTITUTIONAL FUND, INC.

Mitchell M. Merin has resigned as President of the funds in the Fund Complex. Ronald E. Robison has replaced Mr. Merin as President of the funds in the Fund Complex.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.